CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical)	Jun. 30, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Series A-1 convertible preferred shares, par value per share | (per share)		$ 0.001
Series A-1 convertible preferred shares authorized		125,000
Series A-1 convertible preferred shares issued		125,000
Series A-1 convertible preferred shares outstanding		125,000
Preferred shares, par value per share | $ / shares	$ 0.0001	$ 0.0001
Preferred shares authorized	1,000,000	0
Preferred shares issued	0	0
Preferred shares outstanding	0	0
Class A ordinary shares, par value per share | $ / shares		$ 0.001
Class A ordinary shares authorized		17,437
Class A ordinary shares issued		3,548
Class A ordinary shares outstanding		3,548
Series A one convertible preferred shares
Series A-1 convertible preferred shares, par value per share | $ / shares	$ 0.001	$ 0.001
Series A-1 convertible preferred shares authorized	0	13,510,415
Series A-1 convertible preferred shares issued	0	13,510,415
Series A-1 convertible preferred shares outstanding	0	13,510,415
Class A Ordinary shares
Class A ordinary shares, par value per share | $ / shares	$ 0.0001	$ 0.0001
Class A ordinary shares authorized	300,000,000	1,884,649
Class A ordinary shares issued	43,093,685	383,479
Class A ordinary shares outstanding	43,093,685	383,479